Carrying values of vessels (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) tanker vessel	Dec. 31, 2024 USD ($)	Jun. 30, 2024 tanker
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | tanker	1		9
Goodwill	$ 8,197	$ 8,197
LR2
Disclosure of detailed information about property, plant and equipment [line items]
Goodwill	8,200
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	$ 0
Vessels | Property, plant and equipment not subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Number of vessels | vessel	99